Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Payables

	2017 $m	2016 $m
Current
Trade payables	81	94
Other tax and social security payable	48	38
Deferred revenue	49	37
Other payables	230	206
Accruals	360	306

	768	681

Non-current
Deferred revenue	85	78
Other payables	36	122

	121	200